Trade Receivables and Trade Payables - Schedule of Provision for Expected Credit Losses (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)
Schedule of Provision for Expected Credit Losses [Abstract]
As at beginning of the year	RM 1,229,403	$ 301,044
Add: Charge for the year/period	3,465,291	848,546	1,229,403
Less: Reversal during the year/period	(1,229,403)	(301,044)
As at end of the year	RM 3,465,291	$ 848,546	RM 1,229,403